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May 4, 2006

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549


ATTN: Document Control - Edgar

RE:      IDS Life of New York Account 8 ("Registrant")

         IDS Life of New York Succession Select Variable Life Insurance File Nos. 333-42257/811-5213


Dear Commissioners:

Registrant certifies that the form of the Prospectus and Statement of Additional Information (SAI) that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent prospectus and SAI has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-3678.


Sincerely,

/s/      Mary Ellyn Minenko
   ------------------------
         Mary Ellyn Minenko

         Assistant General Counsel and Assistant Secretary
         IDS Life Insurance Company of New York